UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652
                                                     ---------

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                                  Brian Binder
                                  ------------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

             Date of reporting period: July 1, 2018 - June 30, 2019
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2018 - 06/30/2019
FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND








=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================


ALTUS MIDSTREAM COMPANY

Ticker:       ALTM           Security ID:  02215L100
Meeting Date: MAY 30, 2019   Meeting Type: ANNUAL
Record Date:  APR 01, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors, Mark Borer       FOR       FOR          Management
1.2   Election of Directors, Robert W. Bourne FOR       FOR          Management
1.3   Election of Directors, Clay Bretches    FOR       FOR          Management
1.4   Election of Directors, Staci L. Burns   FOR       FOR          Management
1.5   Election of Directors, C. Doug Johnson  FOR       FOR          Management
1.6   Election of Directors, D. Mark Leland   FOR       FOR          Management
1.7   Election of Directors, Kevin S.         FOR       FOR          Management
      McCarthy
1.8   Election of Directors, W. Mark Meyer    FOR       FOR          Management
1.9   Election of Directors, Robert S.        FOR       FOR          Management
      Purgason
1.10  Election of Directors, Ben C. Rodgers   FOR       FOR          Management
1.11  Election of Directors, Jon W. Sauer     FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     Approve Stock Compensation Plan         FOR       FOR          Management


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BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 04, 2019   Meeting Type: ANNUAL
Record Date:  APR 08, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors, Oliver G.        FOR       FOR          Management
      Richard, III
1.2   Election of Directors, Clark C. Smith   FOR       FOR          Management
1.3   Election of Directors, Frank S.         FOR       FOR          Management
      Sowinski
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management


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ENBRIDGE ENERGY PARTNERS, L.P.

Ticker:       EEP            Security ID:  29250R106
Meeting Date: DEC 17, 2018   Meeting Type: SPECIAL
Record Date:  NOV 05, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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ENBRIDGE INC.

Ticker:       ENB            Security ID:  29250N105
Meeting Date: MAY 08, 2019   Meeting Type: ANNUAL
Record Date:  MAR 11, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Pamela L. Carter  FOR       FOR          Management
1b.   Election of Director: Marcel R. Coutu   FOR       FOR          Management
1c.   Election of Director: Susan M.          FOR       FOR          Management
      Cunningham
1d.   Election of Director: Gregory L. Ebel   FOR       FOR          Management
1e.   Election of Director: J. Herb England   FOR       FOR          Management
1f.   Election of Director: Charles W.        FOR       FOR          Management
      Fischer
1g.   Election of Director: V. Maureen        FOR       FOR          Management
      Kempston
1h.   Election of Director: Teresa S. Madden  FOR       FOR          Management
1i.   Election of Director: Al Monaco         FOR       FOR          Management
1j.   Election of Director: Michael E.J.      FOR       FOR          Management
      Phelps
1k.   Election of Director: Dan C. Tutcher    FOR       FOR          Management
1l    Election of Director: Catherine L.      FOR       FOR          Management
      Williams
2.    Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3.    Approve Stock Compensation Plan         FOR       FOR          Management
4.    14A Executive Compensation              FOR       FOR          Management


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ENERGY TRANSFER PARTNERS, L.P.

Ticker:       ETP            Security ID:  29278N103
Meeting Date: OCT 18, 2018   Meeting Type: SPECIAL
Record Date:  SEP 10, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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ENLINK MIDSTREAM PARTNERS, LP

Ticker:       ENLK           Security ID:  29336U107
Meeting Date: JAN 23, 2019   Meeting Type: SPECIAL
Record Date:  DEC 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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ENLINK MIDSTREAM PARTNERS, LP

Ticker:       ENLK           Security ID:  29336U107
Meeting Date: JAN 23, 2019   Meeting Type: SPECIAL
Record Date:  DEC 06, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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ENLINK MIDSTREAM PARTNERS, LP

Ticker:       ENLK           Security ID:  29336U107
Meeting Date: JAN 23, 2019   Meeting Type: SPECIAL
Record Date:  DEC 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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ENLINK MIDSTREAM PARTNERS, LP

Ticker:       ENLK           Security ID:  29336U107
Meeting Date: JAN 23, 2019   Meeting Type: SPECIAL
Record Date:  DEC 06, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: SEP 04, 2018   Meeting Type: ANNUAL
Record Date:  JUL 27, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Election of Directors (Majority Voting) FOR       FOR          Management
1a.   Miscellaneous Corporate Actions         /         AGAINST      Management


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MAGELLAN MIDSTREAM PARTNERS,L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 25, 2019   Meeting Type: ANNUAL
Record Date:  FEB 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors, Walter R.        FOR       FOR          Management
      Arnheim
1.2   Election of Directors, Lori A. Gobillot FOR       FOR          Management
1.3   Election of Directors, Edward J. Guay   FOR       FOR          Management
2     14A Executive Compensation              FOR       FOR          Management
3     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors


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PLAINS ALL AMERICAN PIPELINE, L.P.

Ticker:       PAA            Security ID:  726503105
Meeting Date: MAY 15, 2019   Meeting Type: ANNUAL
Record Date:  MAR 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors, Victor Burk      FOR       FOR          Management
1.2   Election of Directors, Gary R. Petersen FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management


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WESTERN GAS PARTNERS, LP

Ticker:       WES            Security ID:  958254104
Meeting Date: FEB 27, 2019   Meeting Type: SPECIAL
Record Date:  JAN 14, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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WILLIAMS PARTNERS, L.P.

Ticker:       WPZ            Security ID:  96949L105
Meeting Date: AUG 09, 2018   Meeting Type: CONSENT
Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
1     Approve Merger Agreement                FOR       FOR          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------

By:      /s/ Brian Binder
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Name:    Brian Binder
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Title:   President and Chief Executive Officer
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Date:    August 2, 2019
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